Debt and Financing Arrangements (Details) - USD ($)		Apr. 30, 2018	Apr. 30, 2017
Debt Instrument [Line Items]
Debt instrument face amount		$ 4,700,000,000	$ 4,950,000,000
Long-term debt	[1]	4,688,000,000	4,944,500,000
Current portion of long-term debt	[1]	0	499,000,000
Long-term debt, less current portion	[1]	4,688,000,000	4,445,500,000
Current Portion Of Long Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument face amount		0	500,000,000
Total Long Term Debt Less Current Portion [Member]
Debt Instrument [Line Items]
Debt instrument face amount		4,700,000,000	4,450,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 800,000,000
1.75% Senior Notes due March 15, 2018 [Member]
Debt Instrument [Line Items]
Interest rate on notes		1.75%
Debt instrument face amount		$ 0	500,000,000.0
Company issued Senior Notes	[1]	$ 0	499,000,000
2.20% Senior Notes due December 6, 2019 [Member]
Debt Instrument [Line Items]
Interest rate on notes		2.20%
Debt instrument face amount		$ 300,000,000	0
Company issued Senior Notes	[1]	$ 298,600,000	0
2.50% Senior Notes due March 15, 2020 [Member]
Debt Instrument [Line Items]
Interest rate on notes		2.50%
Debt instrument face amount		$ 500,000,000	500,000,000.0
Company issued Senior Notes	[1]	$ 497,800,000	$ 496,600,000
3.50% Senior Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes		3.50%	3.50%
Debt instrument face amount		$ 750,000,000	$ 750,000,000.0
Company issued Senior Notes	[1]	$ 775,600,000	782,600,000
3.00% Senior Notes due March 15, 2022 [Member]
Debt Instrument [Line Items]
Interest rate on notes		3.00%
Debt instrument face amount		$ 400,000,000	400,000,000.0
Company issued Senior Notes	[1]	$ 397,300,000	396,600,000
3.50% Senior Notes due March 15, 2025 [Member]
Debt Instrument [Line Items]
Interest rate on notes		3.50%
Debt instrument face amount		$ 1,000,000,000	1,000,000,000.0
Company issued Senior Notes	[1]	$ 994,400,000	993,600,000
3.38% Senior Notes due December 15, 2027 [Member]
Debt Instrument [Line Items]
Interest rate on notes		3.38%
Debt instrument face amount		$ 500,000,000	0
Company issued Senior Notes	[1]	$ 495,800,000	0
4.25% Senior Notes due March 15, 2035 [Member]
Debt Instrument [Line Items]
Interest rate on notes		4.25%
Debt instrument face amount		$ 650,000,000	650,000,000.0
Company issued Senior Notes	[1]	$ 643,100,000	642,600,000
4.38% Senior Notes due March 15, 2045 [Member]
Debt Instrument [Line Items]
Interest rate on notes		4.38%
Debt instrument face amount		$ 600,000,000	600,000,000.0
Company issued Senior Notes	[1]	585,400,000	584,900,000
Term Loan Credit Agreement due March 23, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument face amount		0	550,000,000.0
Term loan credit agreement carrying value	[1]	0	548,600,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 0	$ 0

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate contracts, offering discounts, and capitalized debt issuance costs.